Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Effective income tax rate for continuing operation	22.50%	22.60%	20.10%
Income tax expense	$ 270,000,000	$ 346,000,000	$ 325,000,000
Impact of tax reductions on earnings from continuing operations per diluted share	$ 0.17	$ 0.16	$ 0.21
Short term deferred income tax reduction amount		$ (215,000,000)
Other long term assets increase (decrease)		14,000,000
Reduction in short term liabilities		(4,000,000)
Reduction in other long term liabilities		$ (197,000,000)
Undistributed earnings of foreign subsidiaries	$ 6,400,000,000
Amount of decrease in unrecognized tax benefits resulting from tax positions taken in prior period tax returns.	60,000,000
Contingent tax liabilities	17,000,000
Other Income
Income Taxes [Line Items]
Income tax expense	2,200,000,000
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures
Income Taxes [Line Items]
Earnings outside the country	77,000,000
Foreign Tax Authority
Income Taxes [Line Items]
Foreign operation loss carry forwards	50,000,000
Foreign tax credit carry forwards	0
Foreign Operations
Income Taxes [Line Items]
Income tax expense	$ 9,000,000